Investment in Shares and Warrants	6 Months Ended
Jun. 30, 2026
Investment in Shares and Warrants [Abstract]
INVESTMENT IN SHARES AND WARRANTS
NOTE 3:	INVESTMENT IN SHARES AND WARRANTS

Taurus investment

On October 10, 2025, the Company entered into a share transfer agreement pursuant to which the Company purchased 111,065 common shares of Taurus Gold Corp (TAUR.CN), a publicly tradeable company in Toronto stock exchange (TSX), for gross proceeds of 66,639 CAD ($47). The shares were held as a short-term investment in trading securities and were accordingly classified as current assets.

On October 24, 2025, the Company entered into a subscription agreement with Taurus Gold Corp pursuant to which the Company purchased 13,020,000 units consisting of 13,020,000 common shares and 13,020,000 warrants, for gross proceeds of 651,000 CAD ($465). Each warrant has an exercise price of CAD 0.064 until the date which is the earlier of 36 months and the Taurus Gold Corp listing date on Nasdaq. The shares were held as a short-term investment in trading securities and were accordingly classified as current assets.

An amount of $191 was allocated to the investments in warrants and an amount of $274 was allocated to the investment in shares based on their relative fair value within the total investment amount, During six months ended June 30, 2026 the Company recorded finance income of $112 for revaluation of the investment.

As of June 30, 2026 there were no indicators for impairment of the investment in warrants amount.

Quantum X Labs Inc. Investment

During six months ended June 30, 2026 and year ended December 2025, the Company purchased 159,913 and 41,497 shares of Quantum X Labs, Inc. (formerly Viewbix Inc.) (Nasdaq: QXL), respectively, in open market purchases.

In addition, on March 4, 2026 the Company entered into a private placement agreement with Quantum X Labs, Inc, according to which the Company invested $500 thousand and purchased 285,714 shares and 228,571 warrants at an exercise price of $2.625 per share. On July 2, 2026 (subsequent to balance sheet date), the Company exercised the above warrants into 228,571 shares. The Company initially allocated $57 thousand to the investments in warrants based on their relative fair value within the total investment amount, with the remaining amount allocated to the investment in shares.

During six months ended June 30, 2026, the Company recorded finance income of $1,186 for revaluation of the investment in shares which are classified within Level 1 as the valuation is based on quoted prices in active markets for identical assets.

The fair value of the warrants on June 30, 2026 was determined by using the Black and Scholes pricing model. The warrant were exercised on July 2, 2026 into shares, refer also to Note 8.

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the fair value of investment in warrants are as follows:

June 30, 2026
Number of warrants	228,571
Share price	5.70
Volatility	31.17%
Interest rate	4.19%
Term (years)	4.68
Fair value	$835

In accordance with ASC 820 “Fair Value Measurements and Disclosures”, the Company measures its short-term investment at fair value.

The following table presents the changes in investment in shares:

Balance as of December 31, 2025	$783
Purchase of shares	1,009
Changes in fair value	1,815

Balance as of June 30, 2026	$3,607

The following table presents the changes in investment in warrants:

Balance as of December 31, 2025	$191
Purchase of warrants	57
Changes in fair value	778

Balance as of June 30, 2026	$1,026